FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: March 31, 2006





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                      TAX FREE FUND OF COLORADO
                       SCHEDULE OF INVESTMENTS
                           March 31, 2006
                             (unaudited)

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
                                                                                      Rating
     Face                                                                             Moody's/
    Amount           General Obligation Bonds (34.6%)                                   S&P                  Value  (a)
--------------      ------------------------------------------------------     ---------------------    ---------------

                    City & County (1.7%)
                    ------------------------------------------------------

                    Denver, Colorado City & County Art Museum
  $ 2,000,000       5.000%, 08/01/15                                                 Aa1/AA+             $   2,104,940

                    Pueblo County, Colorado Pueblo Library District
                     Refunding
    2,135,000       4.250%, 11/01/19                                                  Aaa/NR                 2,128,403

                                                                                                        ---------------
                    Total City & County                                                                      4,233,343
                                                                                                        ---------------

                    Metropolitan District (3.9%)
                    ------------------------------------------------------

                    Arapahoe, Colorado Park & Recreation District
    1,070,000       5.000%, 12/01/17 FGIC Insured                                     Aaa/NR                 1,121,724

                    Castle Pines, Colorado Metropolitan District
    1,060,000       5.500%, 12/01/07 FSA Insured                                     Aaa/AAA                 1,092,383

                    Foothills, Colorado Park & Recreational District
    1,310,000       5.000%, 12/01/12 FSA Insured                                      Aaa/NR                 1,385,168
    1,325,000       5.000%, 12/01/13 FSA Insured                                      Aaa/NR                 1,394,138

                    Highlands Ranch, Colorado Metropolitan District
                      #1, Refunding
    1,000,000       5.750%, 09/01/08 AMBAC Insured                                   Aaa/AAA                 1,046,730
    1,730,000       5.750%, 09/01/09 AMBAC Insured                                   Aaa/AAA                 1,839,595

                    South Suburban, Colorado Park & Recreational District
    1,365,000       5.125%, 12/15/09 FGIC Insured                                    Aaa/AAA                 1,416,501

                                                                                                        ---------------
                    Total Metropolitan District                                                              9,296,239
                                                                                                        ---------------

                      School Districts (29.0%)
                    ------------------------------------------------------

                    Adams County, Colorado School District #12 (Adams 12
                     Five Star Schools)
    1,255,000       5.625%, 12/15/08 FGIC Insured Pre-Refunded                       Aaa/AAA                 1,309,216
    1,170,000       5.000%, 12/15/12 MBIA Insured Pre-Refunded                       Aaa/AAA                 1,237,532
      830,000       5.000%, 12/15/12 MBIA Insured Pre-Refunded                       Aaa/AAA                   881,833

                    Adams County 12 Five Star Schools, Colorado Refunding
                     Series B
    2,000,000       4.250%, 12/15/19 FSA Insured                                     Aaa/AAA                 2,003,040

                    Adams 12 Five Star Schools, Colorado Refunding
    2,000,000       4.500%, 12/15/20 MBIA Insured                                    Aaa/AAA                 2,023,620

                    Adams County, Colorado School District #14
    1,275,000       5.750%, 12/01/08 FSA Insured Pre-Refunded                        Aaa/AAA                 1,331,674

                    Adams County, Colorado School District #14 Refunding
    1,200,000       4.500%, 12/01/16 MBIA Insured                                     Aaa/NR                 1,241,040

                    Adams & Weld Counties, Colorado School District #027J
                     (Brighton)
    1,765,000       4.300%, 12/01/19 FGIC Insured                                    Aaa/AAA                 1,773,790

                    Adams & Weld Counties, Colorado School District #027J
                        (Brighton) Refunding
                      Series A
    1,600,000       4.375%, 12/01/19 FSA Insured                                     Aaa/AAA                 1,599,104

                    Arapahoe County, Colorado Cherry Creek School
                     District #5
    1,000,000       5.500%, 12/15/08                                                  Aa2/AA                 1,047,010
    2,760,000       5.500%, 12/15/11                                                  Aa2/AA                 2,929,906
    2,750,000       5.500%, 12/15/12                                                  Aa2/AA                 2,919,290

                    Boulder Valley, Colorado School District
    1,215,000       5.500%, 12/01/08 FGIC Insured                                    Aaa/AAA                 1,263,369

                    Clear Creek, Colorado School District
    1,000,000       5.000%, 12/01/16 FSA Insured                                     Aaa/AAA                 1,051,910

                    Denver, Colorado City & County School District #1
                    Refunding Series A
    1,000,000       5.600%, 06/01/08                                                 Aa3/AA-                 1,040,020

                    Denver, Colorado City & County School District #1
                     Refunding Series C
    2,400,000       4.250%, 12/01/18 FGIC Insured                                    Aaa/AAA                 2,408,520

                    Douglas & Elbert Counties, Colorado School District
                    # Re-1, Series 1992
    2,000,000       5.250%, 12/15/11 FGIC Insured                                    Aaa/AAA                 2,109,560

                    El Paso County, Colorado School District #11
    1,330,000       6.250%, 12/01/08                                                 Aa3/AA-                 1,412,872

                    El Paso County, Colorado School District #20
    1,000,000       6.150%, 12/15/08 MBIA Insured                                    Aaa/AAA                 1,064,860
    1,500,000       5.000%, 12/15/14 FGIC Insured                                     Aaa/NR                 1,584,540

                    El Paso County, Colorado School District #38
    1,110,000       5.700%, 12/01/12 Pre-Refunded                                     Aa3/NR                 1,203,595

                    El Paso County, Colorado School District #49
    1,500,000       5.500%, 12/01/13 FSA Insured                                     Aaa/AAA                 1,645,530
    1,000,000       5.250%, 12/01/14 FGIC Insured                                    Aaa/AAA                 1,074,700

                    Garfield County, Colorado School District
    1,250,000       5.000%, 12/01/17 FSA Insured                                      Aaa/NR                 1,310,425

                     Grand County, Colorado School District #002
                     (East Grand) Refunding & Improvement Series B
    1,040,000       4.250%, 12/01/18 FSA Insured                                     Aaa/AAA                 1,043,692

                    Jefferson County, Colorado School District # R-1
    3,000,000       5.500%, 12/15/09 FGIC Insured Pre-Refunded                       Aaa/AAA                 3,174,600
    2,340,000       5.250%, 12/15/11 FGIC Insured                                    Aaa/AAA                 2,461,282
    1,000,000       5.500%, 12/15/13 FGIC Insured Pre-Refunded                       Aaa/AAA                 1,058,200

                    La Plata County, Colorado School District #9
    1,500,000       5.000%, 11/01/18 MBIA Insured                                     Aaa/NR                 1,599,285
    2,245,000       4.250%, 11/01/18 MBIA Insured                                     Aaa/NR                 2,253,711

                    Larimer County, Colorado School District #R1 Poudre
                     Refunding Series A
    2,100,000       5.250%, 12/15/11                                                 Aa3/AA-                 2,183,727

                    Mesa County, Colorado School District #51
    1,065,000       6.000%, 12/01/06 MBIA Insured                                    Aaa/AAA                 1,082,051
    1,000,000       5.200%, 12/01/09 MBIA Insured Pre-Refunded                       Aaa/AAA                 1,021,310

                    Mesa County, Colorado School District #51 (Grand
                     Junction) Series A
    1,500,000       4.350%, 12/01/19 MBIA Insured                                     Aaa/NR                 1,512,855

                    Pueblo County, Colorado School District #70
    1,040,000       5.500%, 12/01/09 AMBAC Insured                                   Aaa/AAA                 1,071,429
    1,000,000       5.000%, 12/01/15 FGIC Insured                                    Aaa/AAA                 1,050,120
    3,440,000       5.000%, 12/01/16 FGIC Insured                                    Aaa/AAA                 3,603,538

                    Teller County, Colorado School District #2
                      Woodland Park
    1,265,000       5.000%, 12/01/17 MBIA Insured                                    Aaa/AAA                 1,341,507

                    Weld & Adams Counties, Colorado School District #3J
    1,000,000       5.500%, 12/15/10 AMBAC Insured Pre-Refunded                      Aaa/AAA                 1,063,340

                    Weld County, Colorado School District #2
    1,315,000       5.000%, 12/01/15 FSA Insured                                     Aaa/AAA                 1,387,180

                    Weld County, Colorado School District #3J
    1,440,000       4.350%, 12/15/19 FSA Insured                                      Aaa/NR                 1,452,384

                    Weld County, Colorado School District #6
    1,195,000       5.000%, 12/01/15 FSA Insured                                     Aaa/AAA                 1,269,174

                    Weld County, Colorado School District #8
    1,115,000       5.000%, 12/01/15 FSA Insured                                     Aaa/AAA                 1,176,202
    1,385,000       5.250%, 12/01/17 FSA Insured                                     Aaa/AAA                 1,480,205

                                                                                                        ---------------
                    Total School Districts                                                                  69,752,748
                                                                                                        ---------------

                    Total General Obligation Bonds                                                          83,282,330
                                                                                                        ---------------

                    Revenue Bonds (64.0%)
                    ------------------------------------------------------

                    Electric (2.7%)
                    ------------------------------------------------------

                    Colorado Springs, Colorado Utilities Revenue
    1,660,000       5.000%, 11/15/17                                                  Aa2/AA                 1,748,627

                    Colorado Springs, Colorado Utilities Revenue
                    Subordinated Lien Improvement
                      Series A
    1,000,000       5.000%, 11/15/17                                                  Aa2/AA                 1,056,950

                    Moffat County, Colorado Pollution Control
    2,125,000       5.625%, 11/01/06 AMBAC Insured                                   Aaa/AAA                 2,149,692

                    Platte River, Colorado Power Authority
    1,500,000       6.000%, 06/01/07 MBIA Insured                                    Aaa/AAA                 1,540,815

                                                                                                        ---------------
                    Total Electric                                                                           6,496,084
                                                                                                        ---------------

                      Higher Education (10.5%)
                    ------------------------------------------------------

                    Boulder County, Colorado Development Revenue UCAR
    1,760,000       5.000%, 09/01/16 MBIA Insured                                    Aaa/AAA                 1,848,370
    1,130,000       5.000%, 09/01/17 AMBAC Insured                                   Aaa/AAA                 1,189,924

                    Colorado Educational & Cultural Facility Authority
                     Johnson & Wales
      860,000       5.000%, 04/01/18 XLCA Insured                                    Aaa/AAA                   896,008

                    Colorado Educational & Cultural Facility Authority
                       University of Colorado
                    Foundation Project
    2,110,000       5.000%, 07/01/17 AMBAC Insured                                   Aaa/AAA                 2,206,385
    1,865,000       5.375%, 07/01/18 AMBAC Insured                                   Aaa/AAA                 1,999,914

                    Colorado Educational & Cultural Facility Authority
                       Refunding University of
                       Denver Project Series B
    1,050,000       4.500%, 03/01/19 FGIC Insured                                    Aaa/AAA                 1,064,217

                    Colorado Mountain Jr. College District Student
                      Housing Facilities Enterprise
                       Revenue
    1,000,000       4.500%, 06/01/18  MBIA Insured                                   Aaa/AAA                 1,020,490

                    Colorado Post Secondary Educational Facility
    1,170,000       5.500%, 03/01/08 MBIA Insured                                    Aaa/AAA                 1,209,020

                    Colorado State Board Governors University Enterprise
                     System Revenue
                    Research Building Revolving Fund Series A
    1,485,000       4.250%, 12/01/18 XLCA Insured                                     Aaa/NR                 1,470,595

                  Colorado State University System
    1,530,000       5.000%, 03/01/17  AMBAC Insured                                   Aaa/NR                 1,606,393

                    University of Colorado Enterprise System
    1,000,000       5.000%, 06/01/11                                                 Aa3/AA-                 1,058,060
    2,325,000       5.000%, 06/01/15 AMBAC Insured                                   Aaa/AAA                 2,450,620
    1,735,000       5.000%, 06/01/16                                                 Aa3/AA-                 1,828,690
    1,000,000       5.250%, 06/01/17 FGIC Insured                                    Aaa/AAA                 1,076,420
    1,000,000       4.375%, 06/01/19 FGIC Insured                                    Aaa/AAA                 1,009,860

                    University of Northern Colorado Auxiliary Facilities
    1,745,000       5.750%, 06/01/08 MBIA Insured                                    Aaa/AAA                 1,789,969
    1,390,000       5.000%, 06/01/15 AMBAC Insured                                   Aaa/AAA                 1,454,107

                                                                                                        ---------------
                    Total Higher Education                                                                  25,179,042
                                                                                                        ---------------

                    Hospital (3.0%)
                    ------------------------------------------------------

                    Colorado Health Facility Authority Hospital Revenue,
                     Catholic Health
    1,000,000       5.375%, 12/01/09                                                  Aa2/AA                 1,046,350

                    Colorado Health Facility Authority Hospital Revenue,
                     Sisters of
                    Charity-Leavenworth
    1,000,000       5.500%, 12/01/08 MBIA Insured                                    Aaa/AAA                 1,043,790
    1,500,000       5.250%, 12/01/10 MBIA Insured                                    Aaa/AAA                 1,558,995

                    Colorado Health Facility Authority Sisters of Charity
                     Health Care
    1,000,000       6.250%, 05/15/09 AMBAC Insured, ETM                              Aaa/AAA                 1,072,720

                    Park Hospital District, Colorado Larimer County
                    Revenue Limited Tax
    1,010,000       4.500%, 01/01/21                                                 Aa1/AAA                 1,015,484

                    University Colorado Hospital Authority Hospital Revenue
    1,475,000       5.500%, 11/15/07 AMBAC Insured                                    Aaa/NR                 1,516,565

                                                                                                        ---------------
                    Total Hospital                                                                           7,253,904
                                                                                                        ---------------

                    Housing (1.2%)
                    ------------------------------------------------------

                    Colorado Housing & Finance Authority
      300,000       5.000%, 08/01/13 Series 2001                                      A1/A+                    302,652
      580,000       6.050%, 10/01/16 Series 1999A3                                   Aa2/AA+                   600,915
       15,000       6.125%, 11/01/23 Series 1998D3                                    Aa2/NR                    15,633


                    Colorado Housing & Finance Authority Multi-
                        Family/Project Bonds
    1,575,000       4.250%, 10/01/17 Class II 2004 Series A-3                         Aa2/AA                 1,576,433

                    Colorado Housing & Finance Authority, Single
                    Family Mortgage
       50,000       5.625%, 06/01/10 Series 1995D                                    Aa2/NR                    50,007

       45,000       5.750%, 11/01/10 Series 1996A                                    Aa2/A+                    45,137


                    Colorado Housing & Finance Authority, Single Family
                     Mortgage  2000C3
       55,000       5.700%, 10/01/22                                                 Aa2/AA                    55,453


                    Colorado Housing Finance Authority, Single Family
                     Mortgage Subordinated 2000D
      145,000       5.400%, 10/01/12                                                  A1/A+                    146,356

                    Denver, Colorado Single Family Mortgage Revenue
      110,000       5.000%, 11/01/15 GNMA Insured                                     NR/AAA                   111,654

                                                                                                        ---------------
                    Total Housing                                                                            2,904,240
                                                                                                        ---------------

                    Lease (10.1%)
                    ------------------------------------------------------

                    Arapahoe County, Colorado COP Refunding
    2,000,000       4.250%, 02/15/19  AMBAC Insured                                  Aaa/AAA                 1,984,260

                    Aurora, Colorado COP
    2,105,000       5.250%, 12/01/13 AMBAC Insured                                   Aaa/AAA                 2,242,330

                      Broomfield, Colorado COP
    2,500,000       5.100%, 12/01/12 AMBAC Insured                                    Aaa/NR                 2,639,550

                    Denver, Colorado City and County COP Roslyn Fire
    1,835,000       5.000%, 12/01/15                                                  Aa2/AA                 1,925,062

                    El Paso County, Colorado COP
    1,100,000       5.250%, 12/01/09 MBIA Insured                                    Aaa/AAA                 1,157,739

                    El Paso County, Colorado COP Judicial Building
    1,760,000       5.000%, 12/01/16 AMBAC Insured                                   Aaa/AAA                 1,851,362

                    El Paso County, Colorado COP Pikes Peak Regional
                        Development Authority
    1,925,000       5.000%, 12/01/18 AMBAC Insured                                   Aaa/AAA                 2,024,830

                    Fort Collins, Colorado Lease COP Series A
    3,020,000       4.750%, 06/01/18 AMBAC Insured                                    Aaa/NR                 3,133,552

                    Fremont County, Colorado COP Refunding and
                        Improvement Series A
    2,075,000       5.000%, 12/15/18 MBIA Insured                                    Aaa/AAA                 2,183,066

                    Golden, Colorado COP
    1,575,000       4.375%, 12/01/20 FGIC Insured                                    Aaa/AAA                 1,576,921

                       Lakewood, Colorado COP
    1,440,000       5.200%, 12/01/13 AMBAC Insured                                   Aaa/AAA                 1,530,893

                    Northern Colorado Water Conservancy District COP
    1,000,000       5.000%, 10/01/15 MBIA Insured                                    Aaa/AAA                 1,053,730

                      Westminster, Colorado COP
    1,055,000       5.350%, 09/01/11 MBIA Insured                                    Aaa/AAA                 1,121,581

                                                                                                        ---------------
                    Total Lease                                                                             24,424,876
                                                                                                        ---------------

                    Sales Tax (14.7%)
                    ------------------------------------------------------

                      City of Boulder, Colorado
    1,045,000       5.250%, 08/15/10 AMBAC Insured                                   Aaa/AAA                 1,097,051

                    Boulder, Colorado Open Space Acquisition
    1,250,000       5.500%, 08/15/12                                                 Aa1/AA+                 1,335,112

                    Boulder County, Colorado Open Space Capital Improvement
    3,065,000       5.000%, 07/15/16 MBIA Insured                                    Aaa/AAA                 3,233,483
    1,630,000       5.000%, 07/15/17  MBIA Insured                                   Aaa/AAA                 1,714,059

                    Boulder County, Colorado Sales & Use Tax Open Space
                    Series A
    1,000,000       5.450%, 12/15/12 FGIC Insured                                    Aaa/AAA                 1,070,380

                    City & County of Denver, Colorado Excise Tax Revenue
    2,000,000       5.375%, 09/01/10 FSA Insured                                     Aaa/AAA                 2,108,820

                    Colorado Springs, Colorado Sales & Use Tax Revenue
                     Service Sales
    1,320,000       5.000%, 12/01/12                                                  A1/AA                  1,373,975

                    Denver, Colorado City & County Excise Tax Revenue
    1,000,000       5.000%, 09/01/11 FSA Insured                                     Aaa/AAA                 1,056,880
    2,260,000       5.000%, 09/01/12 FSA Insured                                     Aaa/AAA                 2,388,549

                    Douglas County, Colorado Sales & Use Tax Open Space
                     Revenue
    1,780,000       5.500%, 10/15/12 FSA Insured                                     Aaa/AAA                 1,910,883

                  Golden, Colorado Sales & Use Tax
    1,265,000       5.000%, 12/01/12 AMBAC Insured                                   Aaa/AAA                 1,337,586

                    Greeley, Colorado Sales & Use Tax Revenue
    1,445,000       4.250%, 10/01/18 MBIA Insured                                    Aaa/AAA                 1,451,748
    1,435,000       4.000%, 10/01/19 MBIA Insured                                    Aaa/AAA                 1,401,335

                    Jefferson County, Colorado Open Space Sales Tax
    1,245,000       5.000%, 11/01/11 FGIC Insured                                    Aaa/AAA                 1,300,776
    1,600,000       5.000%, 11/01/13 AMBAC Insured                                   Aaa/AAA                 1,682,432
    1,080,000       5.000%, 11/01/14 AMBAC Insured                                   Aaa/AAA                 1,131,786
    1,695,000       4.000%, 11/01/18 AMBAC Insured                                   Aaa/AAA                 1,662,100

                    Lakewood, Colorado Sales & Use Tax Revenue
    1,040,000       5.250%, 12/01/09                                                  NR/AA                  1,093,134

                    Larimer County, Colorado Sales Tax Revenue Bond
    1,000,000       5.500%, 12/15/12 AMBAC Insured                                   Aaa/AAA                 1,075,970

                    Longmont, Colorado Sales & Use Tax
    1,875,000       5.500%, 11/15/14                                                  NR/AA                  2,015,962

                    Thornton, Colorado Sales Tax
    1,000,000       5.000%, 09/01/14 FSA Insured                                     Aaa/AAA                 1,046,660

                    Westminster, Colorado Sales Tax Revenue
    1,175,000       5.500%, 12/01/07 FGIC Insured                                    Aaa/AAA                 1,210,896
    1,710,000       5.000%, 12/01/17 AMBAC Insured                                   Aaa/AAA                 1,792,661

                                                                                                        ---------------
                    Total Sales Tax                                                                         35,492,238
                                                                                                        ---------------

                    Transportation (4.0%)
                    ------------------------------------------------------

                    Colorado Department of Transportation-Tax Revenue
                     Anticipation Note
    1,000,000       6.000%, 06/15/13 AMBAC Insured Pre-Refunded                      Aaa/AAA                 1,092,420

                    Northwest Parkway, Colorado Public Highway Authority
                     Series A
    2,515,000       5.150%, 06/15/14 AMBAC Insured                                   Aaa/AAA                 2,680,462

                    Regional Transportation District, Colorado COP
    1,190,000       5.000%, 06/01/15 AMBAC Insured                                   Aaa/AAA                 1,254,296
    1,510,000       4.850%, 06/01/18 AMBAC Insured                                   Aaa/AAA                 1,562,669

                    Regional Transportation District, Colorado Sales Tax
                     Revenue
    2,000,000       5.000%, 11/01/13 FGIC Insured                                    Aaa/AAA                 2,102,880
    1,000,000       5.000%, 11/01/16 FGIC Insured Pre-Refunded                       Aaa/AAA                 1,062,220

                                                                                                        ---------------
                    Total Transportation                                                                      9,754,947
                                                                                                        ---------------

                    Water & Sewer (15.1%)
                    ------------------------------------------------------

                    Boulder, Colorado Water & Sewer Revenue
    1,000,000       5.400%, 12/01/14                                                 Aa2/AA+                 1,066,750

                    Boulder, Colorado Water & Sewer Revenue Series C
    2,420,000       4.500%, 12/01/18                                                 Aa2/AA+                 2,465,472

                    Broomfield, Colorado Sewer and Waste Water Revenue
    1,985,000       5.000%, 12/01/15 AMBAC Insured                                    Aaa/NR                 2,099,892
    1,000,000       5.000%, 12/01/16 AMBAC Insured                                    Aaa/NR                 1,054,890

                    Broomfield, Colorado Water Activity Enterprise
    1,500,000       5.300%, 12/01/12 MBIA Insured                                     Aaa/NR                 1,613,010
    1,730,000       5.250%, 12/01/13 MBIA Insured                                     Aaa/NR                 1,842,156

                    Colorado Clean Water Revenue
      830,000       5.375%, 09/01/10 Pre-Refunded                                    Aaa/AAA                   864,213
      170,000       5.375%, 09/01/10                                                 Aaa/AAA                   176,610

                    Colorado Metro Wastewater Reclamation District
    1,270,000       5.250%, 04/01/09                                                  Aa2/AA                 1,307,401

                    Colorado Water Resource & Power Development Authority
      215,000       6.000%, 09/01/06                                                 Aaa/AAA                   215,357
    1,000,000       5.550%, 11/01/13 FGIC Insured                                    Aaa/AAA                 1,074,520
    2,675,000       5.000%, 09/01/16 MBIA Insured                                    Aaa/AAA                 2,844,622
    1,855,000       5.000%, 09/01/17 MBIA Insured                                    Aaa/AAA                 1,964,501
    2,095,000       4.000%, 09/01/19                                                 Aaa/AAA                 2,033,491

                    Colorado Water Resource & Power Development Authority
                    Clean Water Revenue Series A
    1,375,000       5.000%, 09/01/12 Pre-Refunded                                    Aaa/AAA                 1,456,964
      260,000       5.000%, 09/01/12                                                 Aaa/AAA                   275,239

                    Colorado Water Resource & Power Development Authority
                    Clean Water Revenue Series B
      820,000       5.500%, 09/01/09 Pre-Refunded                                    Aaa/AAA                   856,146
      180,000       5.500%, 09/01/09                                                 Aaa/AAA                   187,596

                    Denver, Colorado City and County Wastewater Revenue
    1,560,000       5.000%, 11/01/15 FGIC Insured                                    Aaa/AAA                 1,644,724

                    Lafayette, Colorado Water Revenue
    1,000,000       5.000%, 12/01/17 MBIA Insured                                    Aaa/AAA                 1,054,540

                    Left Hand, Colorado Water District, Series 1996
    1,000,000       5.750%, 11/15/08 MBIA Insured Pre-Refunded                       Aaa/AAA                 1,013,750

                    Northglenn, Colorado Water & Sewer
    1,010,000       5.750%, 12/01/06 FSA Insured                                     Aaa/AAA                 1,024,544

                    Pueblo, Colorado Board Water Works
    1,000,000       5.500%, 11/01/10 FSA Insured                                     Aaa/AAA                 1,075,480

                    Thornton, Colorado Refunding
    2,000,000       5.600%, 12/01/06 FSA Insured                                     Aaa/AAA                 2,026,880

                    Thornton, Colorado Water Enterprise Revenue
    1,445,000       4.500%, 12/01/18 MBIA Insured                                    Aaa/AAA                 1,476,111

                    Ute, Colorado  Water Conservancy District
    1,570,000       5.500%, 06/15/12 MBIA Insured                                    Aaa/AAA                 1,677,514

                    Widefield, Colorado Water & Sanitation District Water
                         & Sewer Refunding &
                     Improvement
    1,870,000       4.500%, 12/01/19 MBIA Insured                                    Aaa/AAA                 1,906,184

                                                                                                        ---------------
                    Total Water & Sewer                                                                     36,298,557
                                                                                                        ---------------

                    Miscellaneous Revenue (2.7%)
                    ------------------------------------------------------

                    Denver, Colorado City & County Helen  Bonfils Project
    2,275,000       5.875%, 12/01/09                                                  NR/A+                  2,354,739

                    South Suburban, Colorado  Park & Recreational District
      685,000       6.000%, 11/01/07                                                 Baa2/NR                   698,001

                    Thornton, Colorado Development Authority
    1,230,000       5.750%, 12/01/06 MBIA Insured                                    Aaa/AAA                 1,247,712

                    Thornton, Colorado Development Authority Tax Increment
                       North Washington Street
                    Urban Renewal Project
    1,040,000       4.500%, 12/01/18  MBIA Insured                                   Aaa/AAA                 1,062,391

                    Westminster, Colorado Golf Course Activity
    1,000,000       5.400%, 12/01/13 Radian Group, Inc. Insured                       NR/AA                  1,040,290

                                                                                                   -------------------
                    Total Miscellaneous Revenue                                                              6,403,133
                                                                                                   -------------------

                    Total Revenue Bonds                                                                    154,207,021
                                                                                                   -------------------

                    ------------------------------------------------------                         -------------------
                    Total Investments (cost $231,753,892*)                            98.6%                237,489,351
                    Other assets less liabilities                                      1.4                   3,303,838
                                                                               ---------------------------------------
                    Net Assets                                                        100.0%               240,793,189
                                                                                                    ==================

                                                                               Percent of
                    Portfolio Distribution By Quality Rating (unaudited)        Portfolio
                    ----------------------------------------------------      ---------

                    Aaa of Moody's or AAA of S&P                                   82.7    %
                    Aa of Moody's or AA of S&P                                     15.8
                     A of Moody's or S&P                                            1.2
                    Baa of Moody's or BBB of S&P                                    0.3
                                                                              ---------
                                                                                  100.0     %
                                                                              =========

                    * See note b.

                                               PORTFOLIO ABBREVIATIONS:
                                               ------------------------

                    AMBAC - American Municipal Bond Assurance Corp.
                    COP      -Certificates of Participation
                    ETM       -Escrowed to Maturity
                    FGIC     - Financial Guaranty Insurance Co.
                    FSA       - Financial Security Assurance
                    GNMA    - Government National Mortgage Association
                    MBIA     - Municipal Bond Investors Assurance
                    NR       - Not Rated
                    UCAR- University Corporation for Atmospheric Research
                    XLCA     - XL Capital Assurance

                 See accompanying notes to financial
                            statements.

                    NOTES TO FINANCIAL STATEMENTS
                      TAX-FREE FUND OF COLORADO

    (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

    (b) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $231,728,353 amounted to $5,760,998, which consisted of aggregate gross unrealized appreciation of $6,430,867 and aggregate gross unrealized depreciation of $669,869.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
Diana P. Herrmann
 	President and Trustee
      May 24, 2006

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 24, 2006